Business acquisitions and development projects - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Thousands													3 Months Ended		12 Months Ended
	Mar. 09, 2018 USD ($) $ / shares	Sep. 18, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 17, 2017 USD ($)	Feb. 15, 2017 MWac	Jan. 01, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Dec. 14, 2016 MWac	Nov. 29, 2016 USD ($)	Jan. 08, 2016 USD ($) water_utility	Aug. 12, 2015 MWac	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2016 USD ($) MWh $ / kWh	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Additions to property, plant and equipment																	$ 565,103	$ 311,855
Property, plant and equipment							$ 3,641,865							$ 3,641,865			6,304,897	3,641,865
Intangible assets							48,401							48,401			$ 51,103	48,401
Empire
Business Acquisition [Line Items]
Business combination, purchase price						$ 2,414,000
Business combination, liabilities incurred						$ 855,000
Business acquisition, cash paid per common share (usd per share) | $ / shares						$ 34.00
Intangible asset, useful life																	39 years
Park Water Company
Business Acquisition [Line Items]
Business combination, purchase price											$ 249,540
Business combination, liabilities incurred											$ 91,750
Number of regulated water utilities | water_utility											3
Revenue																	$ 70,746	73,201
Pre-tax net earnings																	13,808	$ 19,297
Great Bay Solar Project
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac												75
Great Bay Solar Facility | Partnership
Business Acquisition [Line Items]
Partnership agreement, funded amount																	$ 42,750
Great Bay Solar Facility | Partnership | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount		$ 59,000
Luning Solar Facility
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac					50
Luning Solar Facility | Partnership | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount				$ 31,212			$ 7,826
Bakersfield Solar Project
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac									20
Bakersfield Solar Project II
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac									10
Bakersfield Solar Project II | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount			$ 9,800							$ 2,454
Wind Turbine Components
Business Acquisition [Line Items]
Additions to property, plant and equipment														$ 52,700
Renewable energy production tax credit (usd per kwh) | $ / kWh														0.023
Acquisition Facility | Line of Credit
Business Acquisition [Line Items]
Proceed from long-term lines of credit								$ 1,336,440
Minimum | Wind Turbine Components
Business Acquisition [Line Items]
Wind power capacity (megawatt) | MWh														500
Maximum | Wind Turbine Components
Business Acquisition [Line Items]
Wind power capacity (megawatt) | MWh														700
Weighted Average | Park Water Company
Business Acquisition [Line Items]
Estimated useful lives											40 years
Bridge Loan | Acquisition Facility | Line of Credit
Business Acquisition [Line Items]
Proceed from long-term lines of credit						$ 1,336,440		$ 1,336,440
Scenario, Forecast | Perris Water Distribution System
Business Acquisition [Line Items]
Business combination, purchase price															$ 11,500
Scenario, Forecast | St. Lawrence Gas Company, Inc.
Business Acquisition [Line Items]
Business combination, purchase price																$ 70,000
Atlantica Yield | Scenario, Forecast
Business Acquisition [Line Items]
Equity interest													16.50%
Total purchase price													$ 345,000
Equity method investment, share price | $ / shares													$ 20.90
Subsequent Event | Atlantica Yield
Business Acquisition [Line Items]
Equity interest	25.00%
Total purchase price	$ 607,567
Equity method investment, share price | $ / shares	$ 24.25
Contingent payment, share price (in usd per share) | $ / shares	$ 0.60